PROPERTY, PLANT, AND EQUIPMENT (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Machinery and equipment	$ 86,465	$ 86,465
Less: Accumulated depreciation	(18,968)	(5,998)
Property, plant, and equipment, net	$ 67,497	$ 80,467